Investment in equity accounted investees	12 Months Ended
Mar. 31, 2020
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
14. Investment in equity accounted investees

	As at March 31,
	2020		2019
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	2,714	Rs.	2,464
Equity shares held in DRES Energy Private Limited, India		49		65
	Rs.	2,763	Rs.	2,529

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2020 and 2019. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2020		2019		2018
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,925	Rs.	6,195	Rs.	4,933
Total non-current assets		732		374		347
Total assets	Rs.	7,657	Rs.	6,569	Rs.	5,280
Equity	Rs.	4,931	Rs.	4,448	Rs.	3,600
Total current liabilities		2,726		2,121		1,680
Total equity and liabilities	Rs.	7,657	Rs.	6,569	Rs.	5,280
Revenues	Rs.	7,679	Rs.	7,436	Rs.	5,482
Expenses		6,554		6,558		4,792
Profit for the year	Rs.	1,125	Rs.	878	Rs.	690
Company’s share of profits for the year	Rs.	577	Rs.	449	Rs.	354
Carrying value of the Company’s investment (1)	Rs.	2,714	Rs.	2,464	Rs.	2,029
Translation adjustment arising out of translation of foreign currency balances	Rs.	306	Rs.	241	Rs.	255

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

During the year ended March 31 2020, the Company recognized an amount of Rs.392, representing its share of dividend declared by the equity accounted investee, Reddy Kunshan. The amount of dividend is adjusted against the carrying amount of investment in the consolidated statement of financial position.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2020		2019		2018
Carrying value of the Company’s investment	Rs.	49	Rs.	65	Rs.	75
Company’s share of profits for the year		(16)		(11)		(10)